COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company’s facilities and those of certain subsidiaries are rented under several operating lease agreements for periods ending between 2018 and 2020. The monthly lease amount, including management fees of the leased property, is approximately $172.

The Company is in negotiation for lease agreement for its offices in Israel, for which the current lease period is expired on 30 June, 2018.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, are as follows:

2018	1,164
2019	191
2020	188
1,543

Rent expenses amounted to $2,065, $2,062 and $884 for the years ended December 31, 2017, 2016 and 2015, respectively.

b.	Guarantees, indemnity and liens:

1.	The Company and its subsidiaries issued bank guaranties in the total amount of approximately $950 as a part of the ongoing terms of the contracts with existing customers and for tenders.

2.	The Company has bank guarantees of up to NIS 109 ($32 as of December 31, 2017) to the owners of its offices leases in Herzliya.

3.
On April 29, 2012, the Company’s board of directors approved the recording of a floating charge on all of the Company’s assets in favor of the Company’s chairmen of the board of directors and CEO, unlimited in amount, in order to secure personal guarantees granted by them in favor of the Company, such as to a bank in order to secure short-term loans that are given by them from time to time to the Company.

c.	Litigation:

(1)	As part of the acquisition of the SmartID division of OTI, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers’ license project. OTI alleged that Merwell breached its commitments under the service agreement and also acted in concert with third parties to damage OTI’s business activities. This matter is now subject to an arbitration proceeding. An appropriate provision is included in the financial statements.
(2)	In August 2016, three claims previously filed against the Company and a number of defendants affiliated with the Company were consolidated into a class action lawsuit. The claims assert causes of action based on alleged false and misleading projections made by the Company in 2015. The complaint seeks unspecified compensatory damages. The Company believes that the claim has no merits and that the probability of the legal proceeding resulting in an unfavorable outcome to the Company is remote.